Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

As at December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	20,162	6,641	938	14,459
Distribution	12,707	4,380	107	8,434
Communication	1,528	1,197	100	431
Administration and service	2,120	1,065	85	1,140
Easements	701	88	—	613
	37,218	13,371	1,230	25,077

As at December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,970	6,307	1,183	13,846
Distribution	12,045	4,163	95	7,977
Communication	1,466	1,122	61	405
Administration and service	1,963	1,022	78	1,019
Easements	679	84	—	595
	35,123	12,698	1,417	23,842
Financing charges capitalized on property, plant and equipment under construction were $57 million in 2022 (2021 - $57 million).